T. ROWE PRICE Emerging Markets Discovery Stock Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.9%
Common Stocks 0.9%
Grupo Financiero Galicia, ADR (USD)  499,522 27,529
Tenaris (EUR)  1,150,726 25,561
Total Argentina (Cost $22,686) 53,090
BRAZIL 6.4%
Common Stocks 4.3%
Banco BTG Pactual  2,747,900 31,203
Embraer  3,715,300 68,365
Klabin  3,593,472 13,131
Petroleo Brasileiro, ADR (USD) (1) 4,241,293 65,062
Rede D'Or Sao Luiz  9,315,700 74,858
252,619
Preferred Stocks 2.1%
Banco Bradesco  15,271,300 61,662
Gerdau  14,790,109 62,755
124,417
Total Brazil (Cost $229,380) 377,036
CHILE 0.6%
Common Stocks 0.6%
Banco de Chile  153,058,338 33,716
Total Chile (Cost $13,882) 33,716
CHINA 23.8%
Common Stocks 18.8%
Alibaba Group Holding (HKD)  11,161,100 237,437
Bilibili, Class Z (HKD) (2) 1,646,140 56,397
China Construction Bank, Class H (HKD)  94,283,000 95,200
China Pacific Insurance Group, Class H (HKD)  15,183,000 76,474
China Resources Land (HKD)  14,090,500 55,181
iQIYI, ADR (USD) (1)(2) 23,191,198 48,238
J&T Global Express (HKD) (2) 65,576,800 85,327
KE Holdings, Class A (HKD)  9,352,966 59,458

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
NetEase (HKD)  4,486,000 116,322
PDD Holdings, ADR (USD) (2) 783,150 79,137
Sunny Optical Technology Group (HKD) (1) 4,706,300 37,714
Tongcheng Travel Holdings (HKD)  36,758,400 109,338
Trip.com Group (HKD)  875,500 53,734
1,109,957
Common Stocks - China A Shares 5.0%
Anhui Conch Cement, A Shares (CNH)  17,305,200 60,987
Bank of Ningbo, A Shares (CNH)  16,745,967 74,487
Fuyao Glass Industry Group, A Shares (CNH)  8,149,589 72,292
Sany Heavy Industry, A Shares (CNH)  17,420,957 54,886
Wanhua Chemical Group, A Shares (CNH)  2,779,372 35,147
297,799
Total China (Cost $1,064,942) 1,407,756
HONG KONG 1.7%
Common Stocks 1.7%
Futu Holdings, ADR (USD) (2) 242,220 39,378
Xinyi Glass Holdings (1) 45,572,584 59,550
Total Hong Kong (Cost $63,868) 98,928
HUNGARY 1.8%
Common Stocks 1.8%
OTP Bank  832,063 104,700
Total Hungary (Cost $25,259) 104,700
INDIA 11.1%
Common Stocks 11.1%
Ashok Leyland  42,225,784 90,446
Hindalco Industries  9,822,446 102,245
ICICI Bank  7,889,473 116,312
Indraprastha Gas  32,087,718 62,159
Reliance Industries  7,196,508 109,350
Shree Cement  275,332 80,883
Shriram Finance  8,882,587 98,602
Total India (Cost $442,188) 659,997

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 1.0%
Common Stocks 1.0%
Bank Rakyat Indonesia Persero  227,017,407 51,534
Semen Indonesia Persero  69,038,100 10,122
Total Indonesia (Cost $72,902) 61,656
MALAYSIA 1.8%
Common Stocks 1.8%
CIMB Group Holdings  49,309,725 107,432
Total Malaysia (Cost $62,824) 107,432
MEXICO 4.1%
Common Stocks 4.1%
Cemex, ADR (USD)  8,127,473 101,431
Grupo Aeroportuario del Pacifico, ADR (USD)  180,210 49,541
Grupo Mexico, Series B  8,561,356 94,466
Total Mexico (Cost $126,018) 245,438
NETHERLANDS 2.2%
Common Stocks 2.2%
Prosus (ZAR)  2,274,699 130,771
Total Netherlands (Cost $82,010) 130,771
POLAND 1.4%
Common Stocks 1.4%
Powszechny Zaklad Ubezpieczen  4,194,098 82,525
Total Poland (Cost $32,761) 82,525
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (2)(3) 192,900 —
Novatek (2)(3) 1,864,000 —
Total Russia (Cost $29,123) —

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 2.1%
Common Stocks 2.1%
Saudi National Bank  10,653,908 127,372
Total Saudi Arabia (Cost $98,388) 127,372
SINGAPORE 1.2%
Common Stocks 1.2%
Seatrium  43,840,100 72,704
Total Singapore (Cost $67,494) 72,704
SOUTH AFRICA 2.4%
Common Stocks 2.4%
FirstRand  19,886,311 113,428
Woolworths Holdings  7,718,649 25,914
Total South Africa (Cost $101,669) 139,342
SOUTH KOREA 15.1%
Common Stocks 15.1%
Hyundai Motor  253,623 88,288
Samsung Electronics  3,853,731 425,740
Samsung Life Insurance  810,359 105,513
SK hynix  442,880 276,524
Total South Korea (Cost $300,278) 896,065
TAIWAN 12.5%
Common Stocks 12.5%
ASE Technology Holding  11,464,000 106,582
Chroma ATE  2,428,000 74,555
Eclat Textile  4,483,000 56,083
MediaTek  2,582,000 143,225
Taiwan Semiconductor Manufacturing  6,502,000 359,534
Total Taiwan (Cost $406,734) 739,979

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 3.2%
Common Stocks 3.2%
Bangkok Bank  2,593,700 13,018
Bangkok Dusit Medical Services, Class F  51,300,900 32,637
SCB X  6,743,800 29,006
True, NVDR  318,216,200 117,198
Total Thailand (Cost $140,111) 191,859
TÜRKIYE 0.9%
Common Stocks 0.9%
TAV Havalimanlari Holding (2) 6,886,285 55,143
Total Türkiye (Cost $44,998) 55,143
UNITED ARAB EMIRATES 1.2%
Common Stocks 1.2%
ADNOC Drilling  47,265,432 68,620
Total United Arab Emirates (Cost $55,938) 68,620
UNITED STATES 1.4%
Common Stocks 1.4%
Cognizant Technology Solutions, Class A  977,756 80,235
Total United States (Cost $72,465) 80,235
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 3.76% (4)(5) 195,910,087 195,910
Total Short-Term Investments (Cost $195,910) 195,910

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.74% (4)(5) 19,531,768 19,532
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank and Trust Company 19,532
Total Securities Lending Collateral (Cost $19,532) 19,532
Total Investments in Securities  100.4%
(Cost $3,771,360) $ 5,949,806
Other Assets Less Liabilities (0.4)% (22,865)
Net Assets 100.0% $ 5,926,941
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 2,102++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 2,102+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 202,821  ¤  ¤ $ 195,910
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 19,532
Total $ 215,442^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,102 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $215,442.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Discovery Stock Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Emerging Markets Discovery Stock Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
.
.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F34-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 490,551 $ 5,119,396 $ — $ 5,609,947
Preferred Stocks — 124,417 — 124,417
Short-Term Investments 195,910 — — 195,910
Securities Lending Collateral 19,532 — — 19,532
Total $ 705,993 $ 5,243,813 $ — $ 5,949,806